BANK LOANS (Details - Bank loans) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Short-Term Debt [Line Items]
Bank loan	$ 62,423,441	$ 47,694,700
Less: current portion of bank loans	(62,423,441)	(47,694,700)
Total	0	0
CEBA Loan [Member]
Short-Term Debt [Line Items]
Bank loan	0	118,224
Less: unamortized financing cost	(54,253)	(296,648)
HSBC Bank [Member]
Short-Term Debt [Line Items]
Bank loan	11,027,234	0
Bank Of China [Member]
Short-Term Debt [Line Items]
Bank loan	43,990,600	44,149,424
Private Mortgage At 95 Moatfield [Member]
Short-Term Debt [Line Items]
Bank loan	3,693,000	3,694,500
Private Mortgage At 200260 Town Centre [Member]
Short-Term Debt [Line Items]
Bank loan	2,954,400	0
TD Trust [Member]
Short-Term Debt [Line Items]
Bank loan	0	7,218
RBC Line Of Credit [Member]
Short-Term Debt [Line Items]
Bank loan	0	21,982
Private Mortgage For BGH [Member]
Short-Term Debt [Line Items]
Bank loan	$ 812,460	$ 0